Expense Example {- Freedom 2030 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2030 Portfolio	Apr. 30, 2021 USD ($)
VIP Freedom 2030 Portfolio-Initial VIP
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	738
VIP Freedom 2030 Portfolio-Service VIP
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	859
VIP Freedom 2030 Portfolio-Service 2 VIP
Expense Example:
1 year	86
3 years	268
5 years	466
10 years	$ 1,037